Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements for Prior Year (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Asset	$ 96	$ 591
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,210	11,381
Derivative financial instruments liability	(984)	0
Asset	$ 96	2,278
Cross-currency swaps | One to two years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		5,971
Derivative financial instruments liability		(918)
Asset		364
Cross-currency swaps | Two to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		8,713
Derivative financial instruments liability		(418)
Asset		95
Cross-currency swaps | Four to five years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		3,679
Derivative financial instruments liability		(104)
Asset		$ 110